Billings in excess of costs and profits on uncompleted contracts (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Billings in excess of costs and profits on uncompleted contracts
Amounts of payments to date received on contracts in progress.	$ 6,831,326	$ 4,612,082
Payments to date received on contracts in progress	13,424,298	7,696,739
Revenue that was included in contract liability balance at beginning of period	1,282,217	1,283,144
Increase through cash received excluding amounts recognised as revenue	$ 4,790,536	$ 15,391